Fair Value Measurement (Schedule Of The Carrying Amount And Estimated Fair Value Of The Company's Financial Instruments That Are Recorded At Fair Value On A Recurring Basis) (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation trust assets		$ 1
Total financial assets	$ 9	27
Total financial liabilities	12
Carrying Value | Investment In Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable securities	9	26
Carrying Value | Other Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts	2
Carrying Value | Other Long-Term Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts	10
Estimated Fair Value | Quoted Price In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation trust assets		1
Total financial assets	9	26
Estimated Fair Value | Quoted Price In Active Markets (Level 1) | Investment In Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable securities	9	25
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets		1
Total financial liabilities	12
Estimated Fair Value | Significant Other Observable Inputs (Level 2) | Investment In Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable securities		$ 1
Estimated Fair Value | Significant Other Observable Inputs (Level 2) | Other Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts	2
Estimated Fair Value | Significant Other Observable Inputs (Level 2) | Other Long-Term Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts	$ 10